Common Stock (Details 1)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Expected life (years)		2 years	0 years	2 years
Risk free interest rate		0.40%	0.00%	0.40%
Expected volatility		178.00%	0.00%	178.00%
Dividend Yield		0.00%	0.00%	0.00%